Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents [Abstract]
Cash and cash equivalents
The following table shows the detail of Cash and cash equivalents as of December 31, 2021 and 2020:

	Balance as of December 31,
	2021	2020
Cash at bank and on hand - non restricted	368,381	588,690
Cash at bank and on hand - restricted	254,308	279,811
Total	622,689	868,501

The following breakdown shows the main currencies in which cash and cash equivalent balances are denominated:

	Balance as of December 31,
Currency	2021	2020
U.S. dollar	318,071	575,567
Euro	230,136	196,431
South African Rand	38,268	40,561
Mexican Peso	4,926	23,570
Algerian Dinar	21,156	21,114
Others	10,132	11,258
Total	622,689	868,501